Guarantees and commitments	6 Months Ended
Jun. 30, 2022
Guarantees and commitments
29 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate the Group to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Group’s current best estimate of payments that will be required under existing guarantee arrangements.
Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, derivatives and other guarantees.
> Refer to “Guarantees” in VI – Consolidated financial statements – Credit Suisse Group – Note 34 – Guarantees and commitments in the Credit Suisse Annual Report 2021 for a detailed description of guarantees.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q22 (CHF million)
Credit guarantees and similar instruments	2,306	1,494	3,800	3,722		25	2,070
Performance guarantees and similar instruments	4,826	3,061	7,887	6,613		44	3,943
Derivatives [2]	5,884	2,634	8,518	8,518		145	–	[3]
Other guarantees	4,283	2,221	6,504	6,494		71	3,650
Total guarantees	17,299	9,410	26,709	25,347		285	9,663
4Q21 (CHF million)
Credit guarantees and similar instruments	2,124	1,807	3,931	3,874		25	2,014
Performance guarantees and similar instruments	3,982	3,336	7,318	6,299		40	3,605
Derivatives [2]	5,374	3,547	8,921	8,921		289	–	[3]
Other guarantees	4,012	2,498	6,510	6,469		71	3,789
Total guarantees	15,492	11,188	26,680	25,563		425	9,408
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6.0 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2021 to June 30, 2022 was CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2022 to June 30, 2023, the Group’s share in the deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.5 billon.
Representations and warranties on residential mortgage loans sold
In connection with the Investment Bank division’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to institutional investors, primarily banks, and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims made within the statute of limitations (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in this Guarantees and commitments disclosure but are addressed in litigation and related loss contingencies and provisions. The Group is involved in litigation relating to representations and warranties on residential mortgages sold.
> Refer to “Note 33 – Litigation” for further information.
Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.
> Refer to “Disposal-related contingencies and other indemnifications” in VI – Consolidated financial statements – Credit Suisse Group – Note 34 – Guarantees and commitments in the Credit Suisse Annual Report 2021 for a description of these guarantees.
Other commitments
Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, irrevocable loan commitments, forward reverse repurchase agreements and other commitments.
> Refer to “Other commitments” in VI – Consolidated financial statements – Credit Suisse Group – Note 34 – Guarantees and commitments in the Credit Suisse Annual Report 2021 for a description of these commitments.
Other commitments
	2Q22						4Q21
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,069	41	5,110	4,781		3,153	4,796	116	4,912	4,602		2,801
Irrevocable loan commitments [2]	24,326	97,182	121,508	117,542		54,120	22,959	99,600	122,559	118,281		55,766
Forward reverse repurchase agreements	239	0	239	239		239	466	0	466	466		466
Other commitments	133	287	420	420		4	121	275	396	396		8
Total other commitments	29,767	97,510	127,277	122,982		57,516	28,342	99,991	128,333	123,745		59,041
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 139,405 million and CHF 143,992 million of unused credit limits as of the end of 2Q22 and 4Q21, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees and commitments
28 Guarantees and commitments
> Refer to “Note 29 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 and to “Note 33 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2021 for further information.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M22 (CHF million)
Credit guarantees and similar instruments	2,310	1,491	3,801	3,723		25	2,070
Performance guarantees and similar instruments	4,826	3,061	7,887	6,613		44	3,943
Derivatives [2]	5,884	2,634	8,518	8,518		145	–	[3]
Other guarantees	4,283	2,249	6,532	6,522		71	3,650
Total guarantees	17,303	9,435	26,738	25,376		285	9,663
2021 (CHF million)
Credit guarantees and similar instruments	2,124	1,807	3,931	3,874		25	2,014
Performance guarantees and similar instruments	3,982	3,336	7,318	6,299		40	3,605
Derivatives [2]	5,374	3,547	8,921	8,921		289	–	[3]
Other guarantees	4,012	2,498	6,510	6,469		71	3,789
Total guarantees	15,492	11,188	26,680	25,563		425	9,408
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6.0 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the Swiss Financial Market Supervisory Authority FINMA (FINMA) or by the compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2021 to June 30, 2022 was CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2022 to June 30, 2023, the Bank’s share in the deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.5 billion.
Representations and warranties on residential mortgage loans sold
In connection with the Global Markets division’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
> Refer to “Note 29 – Guarantees and commitments” in III – Consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 and to “Note 33 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2021 for further information.
Other commitments
	6M22							2021
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,069	41	5,110		4,781		3,153	4,796	116	4,912		4,602		2,801
Irrevocable loan commitments	24,326	97,182	121,508	[2]	117,542		54,120	22,959	99,600	122,559	[2]	118,281		55,766
Forward reverse repurchase agreements	239	0	239		239		239	466	0	466		466		466
Other commitments	133	287	420		420		4	121	275	396		396		8
Total other commitments	29,767	97,510	127,277		122,982		57,516	28,342	99,991	128,333		123,745		59,041
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 139,485 million and CHF 144,079 million of unused credit limits as of the end of 6M22 and 2021, respectively, which were revocable at the Bank's sole discretion upon notice to the client.